Warrants (Details)	6 Months Ended
Dec. 31, 2025 $ / shares shares
Schedule of Loans with Related Parties [Line Items]
Warrants outstanding and exercisable | shares	10,387,720
Ordinary shares equals or exceed per share	$ 18
Original issue discount secured convertible debenture	10.00%
Prior Written Notice of Redemption	30 days
Consecutive Trading Day	10 days
Bottom of Range [Member]
Schedule of Loans with Related Parties [Line Items]
Number of Trading Days	20 days
Top of Range [Member]
Schedule of Loans with Related Parties [Line Items]
Number of Trading Days	30 days
Class A Ordinary Shares [Member]
Schedule of Loans with Related Parties [Line Items]
Exercise price	$ 11.5
Warrants outstanding and exercisable | shares	450,000
Warrants price	$ 0.0001
Ordinary Shares [Member]
Schedule of Loans with Related Parties [Line Items]
Exercise price	$ 11.5
Percentage of principal amount related to debenture purchased	92.50%
Warrants [Member]
Schedule of Loans with Related Parties [Line Items]
Warrants price	$ 0.01
Percentage of principal amount related to debenture purchased	25.00%
Public Warrants [Member]
Schedule of Loans with Related Parties [Line Items]
Exercise price	$ 11.5
Warrants outstanding and exercisable | shares	9,000,000